Financial risk management (Schedule of detailed information about maturity of long term debt) (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Long-term debt	$ 49,477	$ 43,254
Less than one year [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt	0	0
Between one and five years [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt	49,477	43,254
Greater than five years [Member]
Disclosure of detailed information about financial instruments [line items]
Long-term debt	$ 0	$ 0